Subsequent Event (Details 2) - USD ($) $ in Thousands		12 Months Ended
	Oct. 17, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Subsequent event
Consideration paid in cash		$ 70,200	$ 62,100	$ 14,500
Consideration paid by issuing stock			14,300	900
Senior notes assumed in acquisition as part of consideration		18,300	5,600
Repayment of indebtedness		1,998,882	$ 2,156,399	$ 1,550,996
Subsequent Event [Member] | Line of Credit
Subsequent event
Maximum increase in borrowing capacity	$ 500,000
Subsequent Event [Member] | Revolving Credit Facility
Subsequent event
Borrowing capacity	1,050,000
Subsequent Event [Member] | Letter of Credit
Subsequent event
Borrowing capacity	$ 500,000
Subsequent Event [Member] | URS Corporation
Subsequent event
Percentage of ownership acquired	100.00%
Consideration paid in cash	$ 2,300,000
Consideration paid by issuing stock	1,600,000
Senior notes assumed in acquisition as part of consideration	1,000,000
Repayment of acquiree term loan as part of consideration	600,000
Repayment of acquiree line of credit as part of consideration	$ 100,000
Subsequent Event [Member] | Senior Notes | URS Corporation
Subsequent event
Percentage price of original principal amount of note at which note can be redeemed	101.00%
Amount of notes purchased	$ 600,000
Subsequent Event [Member] | Term Loan A | Secured Debt
Subsequent event
Borrowing capacity	1,925,000
Subsequent Event [Member] | Term Loan B | Secured Debt
Subsequent event
Borrowing capacity	760,000
Subsequent Event [Member] | Senior Notes 5.43% series A due July 2020 and senior discount notes 1.00% series B due July 2022
Subsequent event
Repayment of indebtedness		$ 300,000
Prepayment of accrued interest and prepayment penalty	$ 56,000
Subsequent Event [Member] | Senior Notes 5.43% Series A Due July 2020
Subsequent event
Interest rate (as a percent)	5.43%
Subsequent Event [Member] | Senior Discount Notes 1.00% Series B due July 2022
Subsequent event
Interest rate (as a percent)	1.00%